Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Increase in deferred tax assets valuation allowance			$ 98,714,000	$ 35,406,000
Operating loss carryforwards carryback period			5 years
Percentage of TCJA limitations on net operating loss carryforwards to taxable income			80.00%
Uncertain tax positions			$ 0	0
Unrecognized tax benefits, interest and penalties accrued			$ 0	0
Open tax year			2020 2023
Income tax expense	$ 0	$ 0	$ (126,000)	(265,000)
Net Operating Losses, Tax Credits
Income Taxes [Line Items]
Increase in deferred tax assets valuation allowance				35,400,000
Federal
Income Taxes [Line Items]
Operating loss carryforwards			38,900,000	0
Federal | Research and Development
Income Taxes [Line Items]
Tax credit carryforwards			$ 11,700,000	6,600,000
Tax credit carryforwards expiration year			2040
Federal | Orphan Drug Credit (ODC)
Income Taxes [Line Items]
Tax credit carryforwards			$ 6,000,000
Tax credit carryforwards expiration year			2041
State
Income Taxes [Line Items]
Operating loss carryforwards			$ 26,400,000	3,600,000
State | Research and Development
Income Taxes [Line Items]
Tax credit carryforwards			$ 2,100,000	1,300,000
Tax credit carryforwards expiration year			2035
Foreign
Income Taxes [Line Items]
Operating loss carryforwards			$ 354,800,000	$ 72,900,000